13F-HR
					03/31/02

  					0000019475
  					zkzke6q*

					NONE
					1

  					J. KING
  					434-293-9104

					Jenniferking@chaseinv.com

  					13F-HR
  					Form 13F Holdings Report



				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if Amendment [x  ]; Amendment Number:1
This Amendment (Check only one.):	[  ]  is a restatement.
							[ x ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jennifer King
Title:	Investment Operations Analyst
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		May 6, 2002

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		71

Form 13F Information Table Value Total:		$1,215,532,000


List of Other Included Managers:

No.	13F File Number	Name







FORM 13F INFORMATION TABLE VALUE SHARES SH/ PUT/ INVSTMTOTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000PRN
AMT PRN CALL DSCRETNMGRS SOLE SHARED NONE Andarko Petroleum COM
32511107 1791 2698 SH SOLE 1791 Anheuser Busch COM 035229103 27794 532460
SH SOLE 518860 13600 Apollo Group CL A 037604105 32342 603968 SH SOLE
546948 57020 Applebee's Int'l COM 037899101 1613 44459 SH SOLE 3309 41150
AutoZone Inc COM 053332102 21193 307820 SH SOLE 262550 45270 Avon Products
Inc COM 054303102 37932 698310 SH SOLE 665750 32560 Bank of America COM
060505104 269 3962 SH SOLE 3962 Baxter International COM 071813109 31660 531930
SH SOLE 519880 12050 Bed Bath & Beyond COM 075896100 1993 59055 SH SOLE
8455 50600 Best Buy Co COM 086516101 39639 500495 SH SOLE 487835 12660
Biomet COM 090613100 27360 1011093 SH SOLE 922213 88880 BP Amoco PLC ADR
SPONSORED ADR 055622104 688 12966 SH SOLE 4498 8468 Bristol Myers Squibb Co
COM 110122108 271 6700 SH SOLE 6700 Centex Corp COM 152312104 685 13200 SH
SOLE 1000 12200 Chase Growth Fund COM 007989809 3094 206686 SH SOLE 206686
ChevronTexaco CorporatioCOM 166764100 37801 418762 SH SOLE 407012 11750
Chico's FAS COM 168615102 1978 58721 SH SOLE 4046 54675 Church & Dwight COM 171340102 1001 34000 SH SOLE 2500 31500 Concord EFS COM 206197105 16541
497502 SH SOLE 462802 34700 D.R. Horton Inc COM 23331A109 784 20820 SH SOLE
1520 19300 Darden Restaurants COM 237194105 4766 117425 SH SOLE 75725 41700
Dentsply International COM 249030107 2043 55140 SH SOLE 4140 51000 Exxon Mobil COM 30231G102 1077 24576 SH SOLE 14016 10560 Fedex Corp. COM 31428X106
30103 518130 SH SOLE 505000 13130 Fifth Third Bancorp COM 316773100 29217
432985 SH SOLE 421185 11800 First Data Corp COM 319963104 40790 467511 SH
SOLE 455246 12265 Fiserv, Inc. COM 337738108 14773 321240 SH SOLE 279790
41450 Forest Labs COM 345838106 23488 287500 SH SOLE 279930 7570 Gallagher,
Arthur J COM 363576109 1333 40690 SH SOLE 2990 37700 General Dynamics COM 369550108 11673 124249 SH SOLE 120584 3665 General Electric COM 369604103 959
25625 SH SOLE 25625 H & R Block COM 093671105 19129 430350 SH SOLE 387500
42850 Harley Davidson COM 412822108 19420 352260 SH SOLE 331215 21045 Home
Depot COM 437076102 43459 894049 SH SOLE 871473 22576 Imperial Oil COM
453038408 985 33020 SH SOLE 2420 30600 Johnson & Johnson COM 478160104 59227
911900 SH SOLE 891160 20740 L-3 Communications COM 502424104 15398 137490
SH SOLE 119260 18230 Lowe's Cos. Inc COM 548661107 49141 1129950 SH SOLE
1111500 18450 M&T Bank Corp COM 55261f104 1398 17400 SH SOLE 1200 16200
Marsh Supermarket Inc ClCL A 571783307 199 13300 SH SOLE 13300 Marsh Supermarket Inc ClCL B 571783208 321 24545 SH SOLE 24545 Marshall Ilsley COM 571834100 967 15550 SH SOLE 1150 14400 MBNA Corp COM 55262L100 17942
465182 SH SOLE 452722 12460 Merck & Co. COM 589331107 566 9836 SH SOLE
9836 Newmont Mining COM 651639106 2144 77440 SH SOLE 74550 2890 Ninety-Nine Cents Only SCOM 65440K106 1227 32010 SH SOLE 1810 30200 North Fork BancorporatioCOM 659424105 2526 71050 SH SOLE 36650 34400 Patterson Dental
COM 703412106 1701 38920 SH SOLE 2920 36000 Pepsi Bottling Group IncCOM 713409100 22942 886820 SH SOLE 795830 90990 Pepsico Inc. COM 713448108 46738
907550 SH SOLE 885930 21620 Pfizer COM 717081103 41063 1033297 SH SOLE
1006597 26700 Philip Morris COM 718154107 38683 734445 SH SOLE 720845 13600
Phillips Petroleum COM 718507106 43904 699112 SH SOLE 655292 43820 Procter & Gamble COM 742718109 56997 632670 SH SOLE 617300 15370 Protective Life COM 743674103 332 10670 SH SOLE 7530 3140 Ruby Tuesday Inc COM 781182100 1291
55550 SH SOLE 4150 51400 Schering-Plough COM 806605101 200 6400 SH SOLE 6400
St. Jude Medical COM 790849103 20582 266780 SH SOLE 241970 24810 State Street Corp. COM 857477103 29440 531610 SH SOLE 500480 31130 Suncor Energy COM
867229106 8014 221640 SH SOLE 191540 30100 Sysco COM 871829107 308 10350
SH SOLE 10350 Target Corp COM 87612E106 284 6600 SH SOLE 6600 Tenet
Healthcare COM 88033G100 29925 446520 SH SOLE 437420 9100 Trigon Healthcare Inc COM 89618l100 1181 16000 SH SOLE 1300 14700 United Technologies COM
913017109 29169 393120 SH SOLE 383600 9520 UnitedHealth Group COM 91324p102
50506 660907 SH SOLE 641057 19850 USA Education COM 90390U102 36290 371070
SH SOLE 351000 20070 Vector Group COM 92240M108 691 24190 SH SOLE 4490
19700 Walgreen COM 931422109 438 11200 SH SOLE 11200 Wal-Mart Stores Inc COM 931142103 52948 863765 SH SOLE 841725 22040 Wellpoint Health NetworkCOM 94973H108 21205 333060 SH SOLE 297300 35760